Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 01, 2016	Feb. 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Revenues			$ 64,609	$ 99,256	$ 120,668
Cost of revenues			57,898	89,415	103,096
Accounts receivable			21,864	10,004
Net income (loss)			(12,805)	(13,431)	(2,470)
Excess of current liabilities over current assets			26,359
VAT			10,108	15,458	16,903
Advertising expenses			$ 64	$ 7,722	214
Customer concentration risk percentage, description			N/A is represented for less than 10%.
Ordinary shares, par value			$ 0.00002	$ 0.00002
American depository shares to common stock ratio			0.0666%
Real Estate
Summary Of Significant Accounting Policies [Line Items]
Revenues			$ 4,415	$ 2,588	1,161
Cost of revenues			$ 1,096	962	426
Accounts receivable				2,856
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate			13.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate			17.00%
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term			1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term			3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term			1 year
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate			17.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate			6.00%
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate			5.00%
Business tax			$ 227	359	61
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares, par value		$ 0.00002
American depository shares to common stock ratio	0.0133%	0.0666%
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income			162	112	146
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income			0	649	211
Liability on government grant			$ 4,400	$ 4,593	$ 2,180
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives			50 years